UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from November 1, 2018 to November 30, 2018

Commission File Number of issuing entity 333-166240-01, 333-189182-01 and 333-208463-01
Central Index Key Number of issuing entity: 0001282663

World Financial Network Credit Card Master Note Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-166240, 333-189182 and 333-208463
Central Index Key Number of depositor: 0001139552

WFN Credit Company, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001007254

Comenity Bank
(Exact name of sponsor as specified in its charter)

Cynthia L. Hageman  (214) 494-3000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	31-1772814
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

One Righter Parkway, Suite 100 Wilmington, Delaware	19803
(Address of principal executive offices of issuing entity)	(Zip Code)

(302) 529-6140
(Telephone number, including area code)

N/A
(Former Name, former address, if changed since last report)

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Series 2012-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2012-D, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2015-B, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2016-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2016-C, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2017-A, Class A, Class M, Class B	☐	☐	☒
Series 2017-B, Class A, Class M, Class B	☐	☐	☒
Series 2017-C, Class A, Class M, Class B	☐	☐	☒
Series 2018-A, Class A, Class M, Class B	☐	☐	☒
Series 2018-B, Class A, Class M, Class B	☐	☐	☒
Series 2018-C, Class A, Class M, Class B	☐	☐	☒

Indicate by check mark whether the registrant: (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐ [Check]

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth below and in Exhibit 99.1 and the following tables.

A. Composition of the Trust Portfolio

The receivables to be conveyed to the trust have been or will be generated from transactions made by holders of credit card accounts included in the trust portfolio.

For purposes of the tables below, “Number of Accounts” refers to all accounts in the trust portfolio, including any accounts that are inactive accounts and zero-balance accounts, which in some cases may be closed accounts that have not yet been removed from the originator’s computer system and from the trust portfolio. Because the future composition of the trust portfolio will change over time, these tables are not indicative of the composition of the trust portfolio at any subsequent time.
The table immediately below sets forth the number of fixed and floating rate credit cards and the associated principal amounts contained in the trust portfolio as of November 30, 2018.
Distribution of Trust Portfolio
by Fixed/Floating APR
(Dollars in Thousands; Accounts in Thousands)
	Number of Accounts	Percentage of Total Number of Accounts	Principal Receivables	Percentage of Total Principal Receivables
Total Fixed	2,142	2.57%	$116,559	1.51%
Total Variable(1)	81,058	97.43%	$7,593,318	98.49%
Total(2)	83,200	100.00%	$7,709,877	100.00%
________________________________
(1)  In the majority of instances, the annual variable rate is currently prime plus 21.74%.
(2)  Amounts and percentages may not add up to the total due to rounding.

Our variable rate credit cards represent APRs indexed to a benchmark rate plus various spread levels. Variable rate credit cards are not subject to a maximum rate.

Composition by Retailer Type
Trust Portfolio
Retailer Type	Percentage of Total Principal Receivables
Soft goods	58.85%
Furniture	19.50%
Jewelry	13.12%
Department Store	7.99%
Other	0.55%
Total(1)	100.00%
________________________________
 (1)  Amounts and percentages may not add up to the total due to rounding.

The table immediately below sets forth the companies, including each of their respective affiliates, that have credit card programs, or groups of credit card programs, that account for more than 7.5% of principal receivables balances in the trust portfolio as of November 30, 2018.  Except for the three companies listed below, no other company’s credit card program, or group of credit card programs, accounts for more than 7.5% of the principal receivables in the trust portfolio as of November 30, 2018.

Composition by Retailer Group of
Trust Portfolio
(Dollars in Thousands; Accounts in Thousands)
Retailer Group(1)	Number of Accounts	Percentage of Total Number of Accounts	Principal Receivables	Percentage of Total Principal Receivables
L Brands, Inc. Retail Group	14,755	17.73%	$1,747,810	22.67%
Signet Retail Group	2,437	2.93%	887,470	11.51%
Ascena Retail Group Inc.	10,963	13.18%	773,965	10.04%
Retailer Groups less than 7.5%	55,045	66.16%	4,300,633	55.78%
Total(2)	83,200	100.00%	$7,709,877	100.00%
________________________________
(1)  Includes each individual retailer in the trust commonly owned by the retailer group.
(2)  Amounts and percentages may not add up to the total due to rounding.

Composition by Individual Retailer of
Trust Portfolio
(Dollars in Thousands; Accounts in Thousands)
Retailer	Number of Accounts	Percentage of Total Number of Accounts	Principal Receivables	Percentage of Total Principal Receivables
Victoria's Secret PL	14,712	17.68%	$1,741,340	22.59%
Kay Jewelers PL	1,771	2.13%	600,239	7.79%
Wayfair PL	1,270	1.53%	477,788	6.20%
Lane Bryant PL	3,789	4.55%	400,176	5.19%
Express PL	3,912	4.70%	338,890	4.40%
Pottery Barn PL	1,363	1.64%	318,395	4.13%
New York & Company PL	4,877	5.86%	305,210	3.96%
Ann Taylor PL	5,902	7.09%	265,710	3.45%
Jared PL	562	0.68%	263,507	3.42%
Talbots PL	2,707	3.25%	220,760	2.86%
Other Retailers(1)	42,336	50.88%	2,777,864	36.03%
Total(2)	83,200	100.00%	$7,709,877	100.00%
________________________________
(1)  Retailers individually representing a lesser percentage of principal receivables balances in the trust portfolio as of November 30, 2018.
(2)  Percentages may not add up to the total due to rounding.

Composition by Account Balance
Trust Portfolio
(Dollars in Thousands; Accounts in Thousands)
Account Balance Range	Number of Accounts	Percentage of Total Number of Accounts	Principal Receivables	Percentage of Total Principal Receivables
Credit Balance	292	0.35%	$(13,072)	(0.17)%
No Balance	68,284	82.07%	-	-
$0.01 - $50.00	1,732	2.08%	49,874	0.65%
$50.01 - $100.00	1,952	2.35%	145,977	1.89%
$100.01 - $150.00	1,517	1.82%	188,108	2.44%
$150.01 - $250.00	2,207	2.65%	435,604	5.65%
$250.01 - $350.00	1,288	1.55%	381,925	4.95%
$350.01 - $500.00	1,338	1.61%	564,912	7.33%
$500.01 - $1,000.00	2,468	2.97%	1,771,721	22.98%
$1,000.01 - $1,500.00	1,029	1.24%	1,250,360	16.22%
$1,500.01 or more	1,094	1.31%	2,934,468	38.06%
Total (1)	83,200	100.00%	$7,709,877	100.00%
________________________________
(1)  Amounts and percentages may not add up to the total due to rounding.

Composition by Credit Limit
Trust Portfolio
(Dollars in Thousands; Accounts in Thousands)
Credit Limit Range	Number of Accounts	Percentage of Total Number of Accounts	Principal Receivables	Percentage of Total Principal Receivables
No Credit Limit	3,327	4.00%	$27,892	0.36%
$0.01 - $100.00	781	0.94%	10,808	0.14%
$100.01 - $250.00	6,555	7.88%	192,533	2.50%
$250.01 - $350.00	2,704	3.25%	109,764	1.42%
$350.01 - $500.00	6,400	7.69%	262,886	3.41%
$500.01 - $750.00	11,233	13.50%	485,550	6.30%
$750.01 - $1,000.00	17,883	21.49%	657,399	8.53%
$1,000.01 - $1,250.00	4,557	5.48%	566,485	7.35%
$1,250.01 - $1,500.00	6,850	8.23%	631,687	8.19%
$1,500.01 - $2,000.00	7,051	8.47%	1,032,398	13.39%
$2,000.01 - $2,500.00	2,168	2.61%	642,041	8.33%
$2,500.01 or more	13,692	16.46%	3,090,434	40.08%
Total (1)	83,200	100.00%	$7,709,877	100.00%
________________________________
(1)  Amounts and percentages may not add up to the total due to rounding.

Composition by Account Age
Trust Portfolio
(Dollars in Thousands; Accounts in Thousands)
Account Age Range	Number of Accounts	Percentage of Total Number of Accounts	Principal Receivables	Percentage of Total Principal Receivables
Not More than 12 Months	7,491	9.00%	$1,539,891	19.97%
Over 12 Months to 24 Months	6,704	8.06%	1,035,990	13.44%
Over 24 Months to 36 Months	7,078	8.51%	951,684	12.34%
Over 36 Months to 48 Months	7,123	8.56%	825,136	10.70%
Over 48 Months to 60 Months	6,961	8.37%	673,169	8.73%
Over 60 Months	47,842	57.50%	2,684,006	34.81%
Total (1)	83,200	100.00%	$7,709,877	100.00%
________________________________
(1)  Amounts and percentages may not add up to the total due to rounding.

Cardholders whose accounts are designated for the trust portfolio had billing addresses in all 50 states, the District of Columbia and other U.S. territories, except for approximately 0.31% of the principal receivables balance for the trust for which cardholders had billing addresses located outside of the United States, the District of Columbia or other U.S. territories.  Except for the five states listed below, no state accounted for more than 5% of the number of accounts or 5% of the total principal receivables balances as of November 30, 2018.

Composition by Billing Address
Trust Portfolio
State	Percentage of Total Number of Accounts	Percentage of Total Principal Receivables
Texas	8.08%	11.15%
California	8.64%	10.40%
Florida	7.35%	7.47%
New York	7.75%	7.04%
Illinois	4.75%	5.28%

The bank uses credit bureau scoring and a proprietary scoring model developed for the bank as tools in the underwriting process and for making credit decisions.  The bank uses credit bureau scoring and a proprietary scoring model also for purposes of monitoring obligor credit quality.  The bank’s proprietary scoring model is based on historical data and requires the bank to make various assumptions about future performance.  As a result, the bank’s proprietary model is not intended, and should not be relied upon, to forecast actual future performance.
Information regarding customer performance is factored into these proprietary scoring models to determine the probability of an account becoming 91 or more days past due or becoming charged off at any time within the next 12 months. Obligor credit quality is monitored at least monthly during the life of an account. The information in the table below is based on the most recent information available for each account in the trust portfolio. Because the future composition of the trust portfolio will change over time, obligor credit quality as shown in the table below is not indicative of obligor credit quality for the trust portfolio at any subsequent time. In addition, the bank’s assessment of obligor credit quality may change over time depending on the conduct of the cardholder and changes in the proprietary scoring models used by the bank.
Composition by Obligor Credit Quality
Trust Portfolio
(Dollars in Thousands)
Probability of an Account Becoming 91 or More Days Past Due or Becoming Charged-off (within the next 12 months)	Principal Receivables	Percentage of Total Principal Receivables
No Score	$90,820	1.18%
27.1% and higher	737,179	9.56%
17.1% – 27.0%	440,106	5.71%
12.6% – 17.0%	575,348	7.46%
3.7% – 12.5%	3,207,120	41.60%
1.9% – 3.6%	1,269,239	16.46%
Lower than 1.9%	1,390,066	18.03%
Total (1)	7,709,877	100.00%
________________________________
(1) Amounts and percentages may not add up to the total due to rounding.

B. Receivables Performance
The tables below contain performance information for the receivables in the trust portfolio for the eleven months ended November 30, 2018.  The composition of the trust portfolio is expected to change over time, including as a result of the addition of new accounts and as a result of the removal of accounts under certain circumstances.  The future performance of the receivables in the trust portfolio may be different from the historical performance set forth below.
All data set forth in the tables below is reported on a collected basis.  Average principal receivables outstanding is the average of the principal receivables balances at the beginning of each month in the period indicated. Fees include late fees and return check fees.
The following tables set forth the aggregate delinquency and loss experience for cardholder payments on the credit card accounts in the trust portfolio for each of the dates or periods shown.
We generally expect that net losses and delinquencies in the trust portfolio will correlate with the general economy and unemployment rates. During the years that followed the global financial and economic crisis of 2008-2010, the trust portfolio experienced low levels of delinquencies and losses as the global economy recovered from such crisis.  Recent increased global economic volatility and cyclicality of the lending/credit markets may have an adverse effect on the trust portfolio. More specifically, increases in delinquencies and charge-offs could occur, particularly if conditions in the general economy deteriorate.
We cannot assure you that the future delinquency and loss experience for the receivables will be similar to the historical experience set forth below.

Receivables Delinquency Experience
Trust Portfolio
(Dollars in Thousands)

	As of November 30,
	2018
	Principal Receivables	Percentage of Total Principal Receivables
Total Principal Receivables	$7,709,877
Principal Receivables Delinquent:
31-60 Days	154,247	2.00%
61-90 Days	108,793	1.41%
91-120 Days	88,282	1.15%
121-150 Days	71,914	0.93%
151 or More Days	62,295	0.81%
Total (1)	$485,530	6.30%
________________________________
(1)Amounts and percentages may not add up to the total due to rounding.

Account Delinquency Experience
Trust Portfolio
	As of November 30,
	2018
	Total Active Accounts	Percentage of Total Active Accounts
Total Active Accounts	14,915,830
Active Accounts Delinquent: (1)
31-60 Days	276,999	1.86%
61-90 Days	194,165	1.30%
91-120 Days	154,848	1.04%
121-150 Days	130,057	0.87%
151 or More Days	116,882	0.78%
Total (2)	872,951	5.85%
________________________________
(1)  Excludes Zero Balance Accounts.
(2)  Percentages may not add up to the total due to rounding.

Loss Experience
Trust Portfolio
(Dollars in Thousands)
Eleven Months Ended November 30,
2018
Average Receivables Outstanding	$7,346,437
Gross Charge-Offs (1)	$676,226
Recoveries (2)	$101,927
Net Charge-Offs (3)(4)	$574,299
Net Charge-Offs as a percentage of Average Receivables Outstanding (annualized) (5)	8.53%
________________________________
(1)  Gross Charge-Offs includes gross charge-offs of principal receivables.
(2)  Recoveries includes recoveries of principal and finance charge receivables and fees.
(3)  Net Charge-Offs equal Gross Charge-Offs minus Recoveries.
(4)  Amounts may not add up to the total due to rounding.
(5)  Annualized figures are not necessarily indicative of actual results for the entire year.

Revenue Experience
The gross revenues from finance charges and fees related to accounts in the trust portfolio for each of the periods shown are set forth in the following table. The figures reflected in the following table represent balances before deductions for charge-offs, returned merchandise, and customer disputes or other expenses and reductions due to fraud.
Revenue Experience
Trust Portfolio
(Dollars in Thousands)
Eleven Months Ended November 30,
2018
Average Receivables Outstanding	$7,346,437
Total Finance Charges and Fees	$2,304,049
Total Finance Charges and Fees as a percentage of Average Receivables Outstanding (annualized) (1)	34.21%
________________________________
(1)  Annualized figures are not necessarily indicative of actual results for the entire year.

C.    Compliance with Underwriting Criteria
The information set forth under the headings “Review of Pool Asset Disclosure” and “Compliance with Underwriting Criteria” in the Prospectus dated as of November 1, 2018 (and filed on November 5, 2018) has not materially changed.
D.    Repurchase of Receivables

No assets securitized by the depositor and held by World Financial Network Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from November 1, 2018 to November 30, 2018.

The depositor filed its most recent Form ABS-15G on February 8, 2018. The CIK number of the depositor is 0001139552.

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?  Yes ☐     No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?  Yes ☐     No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?  Yes ☐     No ☒

For each of Series 2012-A, Series 2012-D, Series 2015-B, Series 2016-A, Series 2016-C, Series 2017-A, Series 2017-B, Series 2017-C, Series 2018-A, Series 2018-B, and Series 2018-C is the applicable Portfolio Yield averaged over any three consecutive Monthly Periods less than the applicable Base Rate averaged over such period?  Yes ☐     No ☒

Was the depositor required to designate additional accounts during the distribution period because: (i) the average Transferor Amount was less than the average Minimum Transferor Amount during any period of 30 consecutive days or (ii) the aggregate amount of principal receivables plus amounts in the Excess Funding Account was less than the Required Principal Balance on any business day during the distribution period?  Yes ☐     No ☒

In April 2018, Comenity Bank, as Servicer (the “Servicer”), changed its policy regarding the timing of determining charged-off receivables.  Previously, the Servicer’s policy was to charge off the receivables in an account when that account becomes 180 days delinquent.  The Servicer’s current policy is to charge off the receivables in an account on the last day of the calendar month in which that account becomes 180 days delinquent.

Item 1A.	Asset-Level Information.

Not applicable.

Item 1B.	Asset Representations Reviewer and Investor Communication.

Not applicable.

Item 3.	Sales of Securities and Use of Proceeds.

On November 7, 2018, World Financial Network Credit Card Master Note Trust issued $300,000,000 of Series 2018-C Class A Asset Backed Notes, $22,297,000 of Series 2018-C Class M Asset Backed notes (the "Class M Notes"), $15,203,000 of Series 2018-C Class B Asset Backed Notes (the "Class B Notes"), $67,906,000 of Series 2018-B Excess Collateral Amount as described in a Prospectus dated November 1, 2018. The Class B Notes and Excess Collateral Amount were retained by WFN Credit Company, LLC.

Item 5.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 7.	Change in Sponsor Interest in the Securities.

Not applicable.

Item 10.	Exhibits.

Exhibit No.	Document Description
99.1
Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2012-A, Series 2012-D, Series 2015-B, Series 2016-A, Series 2016-C, Series 2017-A, Series 2017-B, Series 2017-C, Series 2018-A, Series 2018-B, and Series 2018-C for the December 17, 2018 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WFN Credit Company, LLC, as depositor

Dated: December 17, 2018	By:	/s/ Randy J. Redcay
	Name:	Randy J. Redcay
	Title:	Chief Financial Officer

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1
Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2012-A, Series 2012-D, Series 2015-B, Series 2016-A, Series 2016-C, Series 2017-A, Series 2017-B, Series 2017-C, Series 2018-A, Series 2018-B, and Series 2018-C for the December 17, 2018 Payment Date.